Accumulated other comprehensive loss	6 Months Ended
Jun. 30, 2012
Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss
14. Accumulated other comprehensive loss:

The amounts in the accompanying balance sheets are analyzed as follows:

	December 31, 2011			June 30, 2012
	Attributable	Attributable	Total	Attributable	Attributable	Total
	to Dryships	to non		to Dryships	to non
	Inc.	controlling		Inc	controlling
		interest			interest
Cash flows hedges unrealized loss	$(16,921)	(5,983)	$(22,904)	$(10,658)	(5,702)	$(16,360)
Cash flows hedges realized loss	(11,893)	(4,204)	(16,097)	(10,310)	(5,513)	(15,823)
Senior notes unrealized loss	(1,350)	-	(1,350)	-	-	-
Actuarial pension gain	1,554	550	2,104	1,437	769	2,206
Total	$(28,610)	(9,637)	$(38,247)	$(19,531)	(10,446)	$(29,977)